Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, by Maturity [Abstract]
Due through December 31, 2019	$ 39,337
Due through December 31, 2020	30,408
Due through December 31, 2021	22,908
Due through December 31, 2022	22,908
Due through December 31, 2023	85,370
Thereafter	91,345
Total principal payments	292,276	$ 147,716
Less: Financing fees	(2,193)	(2,378)
Total debt	$ 290,083	$ 145,338